Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends per share	$ 1.4825	$ 1.4725	$ 1.4625